Significant Components of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross	$ 185,218	$ 121,076
Accumulated Amortization	(55,164)	(39,826)
Net	130,054	81,250
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	167,641	106,312
Accumulated Amortization	(49,822)	(34,899)
Net	117,819	71,413
Trade association
Finite-Lived Intangible Assets [Line Items]
Gross	10,000	10,000
Accumulated Amortization	(2,750)	(1,750)
Net	7,250	8,250
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross	2,537	2,024
Accumulated Amortization	(1,504)	(2,024)
Net	1,033
Channel relationships
Finite-Lived Intangible Assets [Line Items]
Gross	1,600	1,600
Accumulated Amortization	(266)	(107)
Net	1,334	1,493
Covenants-not-to-compete
Finite-Lived Intangible Assets [Line Items]
Gross	3,440	1,140
Accumulated Amortization	(822)	(1,046)
Net	$ 2,618	$ 94